Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of June 30, 2023 and December 31, 2022, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2022	951,486,189		13,548,596	495,475,879	1,487,962,570	70,711,580	415,885,213	49,310,555	28,534,437	253,435,510	44,765,993	3,811,116,522
Acquisitions (2)	24,924,550		311,390	1,618,940	10,336,630	2,090,630	907,100	5,238,190	(3,064,920)	101,595,260	56,160	144,013,930
Reclassifications	(190)		—	(71,210)	—	(530)	—	(76,130)	(4,040)	—	—	(152,100)
Capitalization	8,340,710		—	4,044,640	30,885,250	746,020	662,340	590,880	—	(45,680,130)	410,280	(10)
Disposals	(1,204,880)		—	(85,130)	—	(360)	—	(245,840)	(650,280)	(732,720)	—	(2,919,210)
Translation effect	(2,836,830)		—	(50,260)	—	(275,160)	—	(235,640)	(132,920)	(3,407,970)	(70,850)	(7,009,630)
Balances as of June 30, 2022	Ps.	980,709,549	13,859,986	500,932,859	1,529,184,450	73,272,180	417,454,653	54,582,015	24,682,277	305,209,950	45,161,583	3,945,049,502
Balances as of January 1, 2023	1,053,836,879		14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	4,150,256,095
Acquisitions	7,406,760		2,130,670	651,070	14,987,680	6,740	773,510	839,640	2,162,760	97,051,190	140,930	126,150,950
Reclassifications	412,300		—	103,360	2,967,760	(176,590)	—	39,610	(60)	(124,960)	—	3,221,420
Capitalization	6,420,470		—	6,050,860	46,219,390	246,960	4,491,700	456,050	38,040	(63,923,470)	—	—
Disposals	(619,260)		(511,310)	(130,210)	(1,094,130)	(49,390)	—	(371,460)	(13,330)	(2,310,810)	(600)	(5,100,500)
Translation effect	(16,417,790)		—	(195,880)	—	(1,222,840)	—	(83,550)	(522,430)	(28,659,120)	(304,280)	(47,405,890)
Balances as of June 30, 2023	Ps.	1,051,039,359	16,460,355	500,162,832	1,649,488,414	72,670,592	425,628,420	51,689,947	30,962,397	376,058,414	52,961,345	4,227,122,075

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2022	(682,489,735)		(6,281,568)	(236,437,335)	(1,182,871,028)	(45,856,045)	(264,074,556)	(44,695,207)	(15,059,962)	(58,818,479)	—	(2,536,583,915)
Depreciation and amortization	(19,569,930)		(213,980)	(7,707,800)	(31,834,810)	(934,610)	(7,443,710)	(1,388,530)	(320,623)	—	—	(69,413,993)
Reclassifications	90		—	—	71,670	530	—	75,760	4,050	—	—	152,100
(Impairment)	(18,573,240)		—	(1,321,170)	(4,974,170)	—	—	—	—	(109,370)	—	(24,977,950)
Reversal of impairment	57,865,740		—	3,976,210	14,999,070	—	10,765,280	—	—	1,499,760	—	89,106,060
Disposals	334,530		—	48,220	—	360	—	231,470	290,019	—	—	904,599
Translation effect	1,720,180		—	23,470	—	136,790	—	198,590	5,970	—	—	2,085,000
Balances as of June 30, 2022	Ps.	(660,712,365)	(6,495,548)	(241,418,405)	(1,204,609,268)	(46,652,975)	(260,752,986)	(45,577,917)	(15,080,546)	(57,428,089)	—	(2,538,728,099)
Balances as of January 1, 2023	(789,443,853)		(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	(2,781,505,245)
Depreciation and amortization	(16,425,970)		(403,660)	(6,395,380)	(25,684,940)	(956,350)	(5,500,690)	(728,730)	(695,458)	—	—	(56,791,178)
Reclassifications	(405,220)		—	(103,360)	(2,989,670)	309,120	—	(32,350)	60	—	—	(3,221,420)
(Impairment)	(17,687,630)		—	(5,426,790)	(32,382,700)	—	(25,066,390)	—	—	(368,181)	—	(80,931,691)
Reversal of impairment	9,514,200		—	329,110	532,450	—	—	—	—	4,471,440	—	14,847,200
Disposals	222,630		219,120	109,680	740,570	—	—	349,170	4,384	—	—	1,645,554
Translation effect	9,325,760		—	180,200	—	610,030	—	50,820	87,700	—	—	10,254,510
Balances as of June 30, 2023	Ps.	(804,900,083)	(6,778,184)	(275,748,055)	(1,319,890,373)	(47,833,696)	(324,759,170)	(46,293,493)	(16,267,346)	(53,231,870)	—	(2,895,702,270)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2022	Ps.	319,997,184	7,364,438	259,514,454	324,575,182	26,619,205	156,701,667	9,004,098	9,601,731	247,781,861	45,161,583	1,406,321,403
Wells, pipelines, properties, plant and equipment—net as of June 30, 2023	Ps.	246,139,276	9,682,171	224,414,777	329,598,041	24,836,896	100,869,250	5,396,454	14,695,051	322,826,544	52,961,345	1,331,419,805
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—
(1)Mainly wells, pipelines and plants.
(2)On January 20, 2022, PEMEX acquired assets with a cost of Ps. 29,669,961, consisting mainly of plants. This amount includes assets acquired through a business combination (see Note 12).

A.For the six-month periods ended June 30, 2023 and 2022, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 2,389,748 and Ps. 1,674,380, respectively. Financing cost rates during the six-month periods ended June 30, 2023 and 2022 were 6.47% to 7.54% and 5.40% to 6.48%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month periods ended June 30, 2023 and 2022, recognized in operating costs and expenses, was Ps. 56,791,178 and Ps. 69,413,993, respectively. These figures include costs related to plugging and abandonment of wells for the six-month periods ended June 30, 2023 and 2022 of Ps. 30,330 and Ps. 35,914, respectively.
C.As of June 30, 2023 and December 31, 2022, provisions relating to future plugging of wells costs amounted to Ps. 60,915,126 and Ps. 66,699,388, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).
D.For the six-month periods ended June 30, 2023 and 2022, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (37,151,380) and Ps. (4,924,630), respectively, which was mainly plant.
E.During the six-month periods ended June 30, 2023 and 2022, PEMEX recognized a net (impairment) and a net reversal of impairment of Ps. (66,084,491) and Ps. 64,128,110, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income (loss) as follows:

	2023	2022
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(59,536,095)	21,547,474
Pemex Industrial Transformation	(6,548,396)	40,823,408
Pemex Logistics	—	1,474,790
MGAS	—	282,438
(Impairment) reversal of impairment, net	(66,084,491)	64,128,110

Summary of Net Impairment and Net Reversal of Impairment

	2023	2022
	(Impairment) / Reversal of impairment, net
Pemex Exploration and Production	(59,536,095)	21,547,474
Pemex Industrial Transformation	(6,548,396)	40,823,408
Pemex Logistics	—	1,474,790
MGAS	—	282,438
(Impairment) reversal of impairment, net	(66,084,491)	64,128,110

Summary of Reversal Impairment loss for CGUs

	2023		2022
Chuc	(19,216,570)		—
Crudo Ligero Marino	(7,863,676)		—
Aceite Terciario del Golfo	(6,634,837)		—
Ogarrio Magallanes	(6,448,126)		(7,928,033)
Burgos	(5,995,860)		9,124,073
Tsimin Xux	(5,224,009)		723,354
Ixtal - Manik	(4,837,174)		—
Cantarell	(2,851,694)		11,363,472
Antonio J. Bermúdez	(1,139,810)		6,252,924
Poza Rica	(751,664)		—
Tamaulipas Constituciones	(742,705)		1,603,470
Arenque	(528,440)		—
Misión (CEE)	(28,177)		234,658
Santuario El Golpe	(112,355)		—
Cuenca de Macuspana	(70,075)		225,477
Lakach	2,905,272		(84,404)
Cárdenas Mora (CEE)	3,805		—
Ébano (CEE)	—		32,483
Total	Ps.	(59,536,095)	21,547,474
As of June 30, 2023 and 2022, values in use for CGU with impairment or reversal of impairment are:

	2023		2022
Aceite Terciario del Golfo	Ps.	37,276,319	84,116,214
Chuc	36,565,512		83,989,635
Tsimin Xux	27,851,730		29,258,331
Ogarrio Magallanes	24,027,128		18,112,667
Crudo Ligero Marino	17,206,881		33,269,762
Antonio J. Bermúdez	8,654,361		23,181,387
Burgos	7,399,377		13,200,629
Ixtal - Manik	6,472,463		20,986,390
Poza Rica	5,500,551		—
Arenque	4,084,877		6,674,267
Lakach	3,328,644		—
Tamaulipas Constituciones	1,931,129		7,233,388
Ku-Maloob-Zaap	—		724,768,145
Cuenca de Veracruz	—		142,657,247
Cactus Sitio Grande	—		38,229,203
Cuenca de Macuspana	(83,935)		874,044
Misión (CEE)	(716,358)		—
Cárdenas Mora	(2,148,930)		—
Santuario El Golpe	(2,412,398)		—
Cantarell	(11,456,751)		63,391,663
Total	Ps.	163,480,600	1,289,942,972

	2023		2022
Madero Refinery	(10,210,354)		14,750,919
Minatitlán Refinery	(4,558,203)		32,560,935
Cosoleacaque Petrochemical Complex	(1,301,741)		(1,090,260)
Burgos Gas Processor Complex	(808,931)		—
Matapionche Gas Processor Complex	(156,642)		—
Arenque Gas Processor Complex	(104,647)		—
Tula Refinery	—		9,830,444
Pajaritos Petrochemical Complex	—		31,633
Nuevo Poza Rica Gas Processor Complex	—		(2,294,830)
Poza Rica Gas Processor Complex	28,342		—
Cangrejera Petrochemical Complex	524,059		(5,443,028)
Nuevo Pemex Gas Processor Complex	1,080,820		—
Morelos Petrochemical Complex	3,208,249		(7,522,405)
Salamanca Refinery	5,750,652		—
Total	Ps.	(6,548,396)	40,823,408

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of June 30,
	2023	2022
Average crude oil price	61.72 U.S.$/bl	60.99 U.S.$/bl
Average gas price	4.96 U.S.$/mpc	5.09 U.S.$/mpc
Average condensates price	67.57 U.S.$/bl	68.27 U.S.$/bl
After-tax discount rate	10.42% annual	7.41% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	75.2	100.15	N.A.		N.A.		N.A.		N.A
Processed volume (1)	903 mbd	889 mbd	2,575	2,148	Variable because the load inputs are diverse
Rate of U.S.$	$17.0720	$19.9847	$17.0720	$19.9847	$17.0720	19.9847	$17.0720	19.9847	$17.0720	$19.9847
Useful lives of the cash-generating units (year average)	11	12	6	7	5	5	5	5	5	5
Pre-tax discount rate	14.10%	10.59%	13.26%	10.62%	10.46%	8.82%	10.46%	8.82%	13.05%	10.49%
Period (2)	2023 - 2033		2023 - 2028		2023 - 2027		2023 - 2027		2023 - 2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
Summary of Recoverable Amount of Assets	As of June 30, 2023 and 2022, the value in use for the impairment of fixed assets was as follows:

	2023		2022
Tula Refinery	Ps.	55,664,585	73,772,599
Salina Cruz Refinery	44,338,748		80,118,065
Salamanca Refinery	28,617,019		—
Nuevo Pemex Gas Processor Complex	27,965,299		—
Morelos Petrochemicals Complex	2,969,979		—
Burgos Gas Processor Complex	965,475		—
Cosoleacaque Petrochemicals Complex	858,643		—
Madero Refinery	730,425		17,085,340
Minatitlán Refinery	(3,168,068)		53,497,755
Poza Rica Gas Processor Complex	(2,038,230)		1,504,232
Total	Ps.	156,903,875	225,977,991